Vanguard Tax-Managed Balanced Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund (USD $)	Vanguard Tax-Managed Balanced Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund	Vanguard Tax-Managed Balanced Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Balanced Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (e.g., Aaa, Aa, and A by Moody's Investors Services, Inc., or AAA, AA, and A by Standard & Poor's), as determined by an independent bond-rating agency. The Fund's stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index-an index that is made up of stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The intended result of the stock portion is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With 50% to 55% of its assets in municipal securities, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates, causing the Fund to lose any price appreciation above the bond's call price and forcing it to reinvest the unanticipated proceeds at lower interest rates that may result in a decline in the Fund's income; and income risk, which is the chance that the Fund's income will decline because of falling interest rates.

With 45% to 50% of its assets in stocks, the Fund is proportionately subject to stock risks, including stock market risk and investment style risk. Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The benchmark index for the stock portion of the Fund may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market. Investment style risk is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Balanced Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.01% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Balanced Fund Retail) Vanguard Tax-Managed Balanced Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Balanced Fund - Admiral Shares	10.87%	4.46%	6.49%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Return After Taxes on Distributions	10.48%	4.29%	6.35%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	7.57%	4.02%	5.91%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Barclays 1-15 Year Municipal Bond Index	4.74%	5.54%	4.68%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Russell 1000 Index	16.42%	1.92%	7.52%
Vanguard Tax-Managed Balanced Fund - Admiral Shares Tax-Managed Balanced Composite Index	10.68%	4.68%	6.70%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Capital Appreciation Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3%.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.76% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Institutional) Vanguard Tax-Managed Capital Appreciation Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares	16.41%	2.02%	7.85%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Return After Taxes on Distributions	16.07%	1.74%	7.60%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	11.12%	1.67%	6.91%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Russell 1000 Index	16.42%	1.92%	7.52%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Capital Appreciation Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund	Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3%.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were converted to Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.74% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.26% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Retail) Vanguard Tax-Managed Capital Appreciation Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	16.35%	1.98%	7.81%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Return After Taxes on Distributions	16.02%	1.70%	7.56%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	11.07%	1.64%	6.88%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Russell 1000 Index	16.42%	1.92%	7.52%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Growth and Income Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the stocks in the Index and expects to earn a level of dividend income consistent with that of the Index, less the Fund's expenses. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund Institutional) Vanguard Tax-Managed Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares	15.96%	1.67%	7.11%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Return After Taxes on Distributions	15.58%	1.33%	6.78%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	10.86%	1.36%	6.21%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Standard & Poor's 500 Index	16.00%	1.66%	7.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Growth and Income Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund (USD $)	Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund	Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the stocks in the Index and expects to earn a level of dividend income consistent with that of the Index, less the Fund's expenses. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were converted to Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.94% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund Retail) Vanguard Tax-Managed Growth and Income Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares	15.91%	1.62%	7.07%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Return After Taxes on Distributions	15.53%	1.29%	6.75%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	10.82%	1.33%	6.18%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Standard & Poor's 500 Index	16.00%	1.66%	7.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - ETF Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in FTSE Developed Markets ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE Developed Markets ETF. This example assumes that FTSE Developed Markets ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - ETF Shares	10	32	56	128

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.08% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed International Fund ETF) Vanguard Tax-Managed International Fund	One Year	Five Years	Since Inception
Vanguard Tax-Managed International Fund - ETF Shares	18.60%	(3.24%)	(3.34%)
Vanguard Tax-Managed International Fund - ETF Shares Return After Taxes on Distributions	18.21%	(3.51%)	(3.62%)
Vanguard Tax-Managed International Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	12.92%	(2.63%)	(2.69%)
Vanguard Tax-Managed International Fund - ETF Shares Based on Market Value	18.52%	(3.14%)	(3.28%)
Vanguard Tax-Managed International Fund - ETF Shares MSCI EAFE Index	17.32%	(3.69%)	(3.77%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - Institutional Shares
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.07%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - Institutional Shares	7	23	40	90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.02% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed International Fund Institutional) Vanguard Tax-Managed International Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed International Fund - Institutional Shares	18.70%	(3.21%)	8.53%
Vanguard Tax-Managed International Fund - Institutional Shares Return After Taxes on Distributions	18.31%	(3.48%)	8.27%
Vanguard Tax-Managed International Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	12.99%	(2.61%)	7.69%
Vanguard Tax-Managed International Fund - Institutional Shares MSCI EAFE Index	17.32%	(3.69%)	8.21%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund (USD $)	Vanguard Tax-Managed International Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund	Vanguard Tax-Managed International Fund - Admiral Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed International Fund - Admiral Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.. MSCI EAFE Index returns are adjusted for withholding taxes. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed International Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.03% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed International Fund Retail) Vanguard Tax-Managed International Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed International Fund - Admiral Shares	18.56%	(3.27%)	8.45%
Vanguard Tax-Managed International Fund - Admiral Shares Return After Taxes on Distributions	18.18%	(3.54%)	8.20%
Vanguard Tax-Managed International Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	12.90%	(2.66%)	7.62%
Vanguard Tax-Managed International Fund - Admiral Shares MSCI EAFE Index	17.32%	(3.69%)	8.21%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Small-Cap Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund		Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Management Expenses		0.05%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.78% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	16.05%	5.22%	10.52%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Return After Taxes on Distributions	15.78%	5.03%	10.36%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	10.79%	4.46%	9.38%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares S&P SmallCap 600 Index	16.33%	5.14%	10.45%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Small-Cap Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund		Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Management Expenses		0.09%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.14%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42%.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.79% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund	One Year	Five Years	Ten Years
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	16.03%	5.15%	10.46%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Return After Taxes on Distributions	15.77%	4.97%	10.30%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	10.76%	4.40%	9.33%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares S&P SmallCap 600 Index	16.33%	5.14%	10.45%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.14% [1]
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10% [1]
Vanguard Tax-Managed International Fund - Admiral Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Tax-Managed International Fund - Institutional Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.07%
Vanguard Tax-Managed International Fund - ETF Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Expense Example, No Redemption:
1 YEAR	$ 12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Tax-Managed International Fund - Admiral Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed International Fund - Institutional Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Tax-Managed International Fund - ETF Shares | Vanguard Tax-Managed International Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154

Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.87%
Five Years	4.46%
Ten Years	6.49%
Inception Date	Sep 6, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.41%
Five Years	2.02%
Ten Years	7.85%
Inception Date	Feb 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.35%
Five Years	1.98%
Ten Years	7.81%
Inception Date	Sep 6, 1994
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.96%
Five Years	1.67%
Ten Years	7.11%
Inception Date	Mar 4, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.91%
Five Years	1.62%
Ten Years	7.07%
Inception Date	Sep 6, 1994
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.56%
Five Years	(3.27%)
Ten Years	8.45%
Inception Date	Aug 17, 1999
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.70%
Five Years	(3.21%)
Ten Years	8.53%
Inception Date	Jan 4, 2001
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.60%
Five Years	(3.24%)
Since Inception	(3.34%)
Inception Date	Jul 20, 2007
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.03%
Five Years	5.15%
Ten Years	10.46%
Inception Date	Mar 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.05%
Five Years	5.22%
Ten Years	10.52%
Inception Date	Apr 21, 1999
Return After Taxes on Distributions | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.48%
Five Years	4.29%
Ten Years	6.35%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.07%
Five Years	1.74%
Ten Years	7.60%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.02%
Five Years	1.70%
Ten Years	7.56%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.58%
Five Years	1.33%
Ten Years	6.78%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.53%
Five Years	1.29%
Ten Years	6.75%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.18%
Five Years	(3.54%)
Ten Years	8.20%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.31%
Five Years	(3.48%)
Ten Years	8.27%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Five Years	(3.51%)
Since Inception	(3.62%)
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.77%
Five Years	4.97%
Ten Years	10.30%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.78%
Five Years	5.03%
Ten Years	10.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.57%
Five Years	4.02%
Ten Years	5.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.12%
Five Years	1.67%
Ten Years	6.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.07%
Five Years	1.64%
Ten Years	6.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.86%
Five Years	1.36%
Ten Years	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.82%
Five Years	1.33%
Ten Years	6.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.90%
Five Years	(2.66%)
Ten Years	7.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.99%
Five Years	(2.61%)
Ten Years	7.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.92%
Five Years	(2.63%)
Since Inception	(2.69%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.76%
Five Years	4.40%
Ten Years	9.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.79%
Five Years	4.46%
Ten Years	9.38%
Based on Market Value | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.52%
Five Years	(3.14%)
Since Inception	(3.28%)
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Since Inception	(3.77%)
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.68%
Five Years	4.68%
Ten Years	6.70%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Five Years	5.14%
Ten Years	10.45%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Five Years	5.14%
Ten Years	10.45%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.74%
Five Years	5.54%
Ten Years	4.68%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Tax-Managed Funds
Central Index Key	dei_EntityCentralIndexKey	0000923202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2013
Vanguard Tax-Managed Balanced Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (e.g., Aaa, Aa, and A by Moody's Investors Services, Inc., or AAA, AA, and A by Standard & Poor's), as determined by an independent bond-rating agency. The Fund's stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index-an index that is made up of stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The intended result of the stock portion is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With 50% to 55% of its assets in municipal securities, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates, causing the Fund to lose any price appreciation above the bond's call price and forcing it to reinvest the unanticipated proceeds at lower interest rates that may result in a decline in the Fund's income; and income risk, which is the chance that the Fund's income will decline because of falling interest rates.

With 45% to 50% of its assets in stocks, the Fund is proportionately subject to stock risks, including stock market risk and investment style risk. Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The benchmark index for the stock portion of the Fund may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market. Investment style risk is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Balanced Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -9.01% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 6, 1994
2003	rr_AnnualReturn2003	17.05%
2004	rr_AnnualReturn2004	7.16%
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	9.09%
2007	rr_AnnualReturn2007	5.11%
2008	rr_AnnualReturn2008	(18.32%)
2009	rr_AnnualReturn2009	19.14%
2010	rr_AnnualReturn2010	9.22%
2011	rr_AnnualReturn2011	5.58%
2012	rr_AnnualReturn2012	10.87%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
One Year	rr_AverageAnnualReturnYear01	10.87%
Five Years	rr_AverageAnnualReturnYear05	4.46%
Ten Years	rr_AverageAnnualReturnYear10	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	3.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.76% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.25% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Capital Appreciation Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	3.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index-an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to 'sample' the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were converted to Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.74% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.26% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 24, 1999
2003	rr_AnnualReturn2003	31.87%
2004	rr_AnnualReturn2004	11.78%
2005	rr_AnnualReturn2005	7.61%
2006	rr_AnnualReturn2006	14.49%
2007	rr_AnnualReturn2007	6.13%
2008	rr_AnnualReturn2008	(37.57%)
2009	rr_AnnualReturn2009	29.21%
2010	rr_AnnualReturn2010	16.08%
2011	rr_AnnualReturn2011	1.39%
2012	rr_AnnualReturn2012	16.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	2.02%
Ten Years	rr_AverageAnnualReturnYear10	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 6, 1994
2003	rr_AnnualReturn2003	31.80%
2004	rr_AnnualReturn2004	11.77%
2005	rr_AnnualReturn2005	7.56%
2006	rr_AnnualReturn2006	14.44%
2007	rr_AnnualReturn2007	6.11%
2008	rr_AnnualReturn2008	(37.58%)
2009	rr_AnnualReturn2009	29.11%
2010	rr_AnnualReturn2010	16.02%
2011	rr_AnnualReturn2011	1.38%
2012	rr_AnnualReturn2012	16.35%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Years	rr_AverageAnnualReturnYear05	1.98%
Ten Years	rr_AverageAnnualReturnYear10	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1994
Vanguard Tax-Managed Growth and Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	5.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the stocks in the Index and expects to earn a level of dividend income consistent with that of the Index, less the Fund's expenses. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Growth and Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	5.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the Standard & Poor's 500 Index-an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the stocks in the Index and expects to earn a level of dividend income consistent with that of the Index, less the Fund's expenses. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Growth and Income Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were converted to Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.94% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.94% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 4, 1999
2003	rr_AnnualReturn2003	28.69%
2004	rr_AnnualReturn2004	10.87%
2005	rr_AnnualReturn2005	4.94%
2006	rr_AnnualReturn2006	15.82%
2007	rr_AnnualReturn2007	5.47%
2008	rr_AnnualReturn2008	(36.98%)
2009	rr_AnnualReturn2009	26.63%
2010	rr_AnnualReturn2010	15.04%
2011	rr_AnnualReturn2011	2.05%
2012	rr_AnnualReturn2012	15.96%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
One Year	rr_AverageAnnualReturnYear01	15.96%
Five Years	rr_AverageAnnualReturnYear05	1.67%
Ten Years	rr_AverageAnnualReturnYear10	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 6, 1994
2003	rr_AnnualReturn2003	28.64%
2004	rr_AnnualReturn2004	10.87%
2005	rr_AnnualReturn2005	4.93%
2006	rr_AnnualReturn2006	15.77%
2007	rr_AnnualReturn2007	5.47%
2008	rr_AnnualReturn2008	(37.00%)
2009	rr_AnnualReturn2009	26.54%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	2.00%
2012	rr_AnnualReturn2012	15.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
One Year	rr_AverageAnnualReturnYear01	15.91%
Five Years	rr_AverageAnnualReturnYear05	1.62%
Ten Years	rr_AverageAnnualReturnYear10	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 1994
Vanguard Tax-Managed International Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in FTSE Developed Markets ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE Developed Markets ETF. This example assumes that FTSE Developed Markets ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed International Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.08% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed International Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.02% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to 'sample' the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed International Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.. MSCI EAFE Index returns are adjusted for withholding taxes. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -20.03% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 17, 1999
2003	rr_AnnualReturn2003	38.67%
2004	rr_AnnualReturn2004	20.25%
2005	rr_AnnualReturn2005	13.60%
2006	rr_AnnualReturn2006	26.27%
2007	rr_AnnualReturn2007	11.15%
2008	rr_AnnualReturn2008	(41.27%)
2009	rr_AnnualReturn2009	28.27%
2010	rr_AnnualReturn2010	8.36%
2011	rr_AnnualReturn2011	(12.51%)
2012	rr_AnnualReturn2012	18.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.03%)
One Year	rr_AverageAnnualReturnYear01	18.56%
Five Years	rr_AverageAnnualReturnYear05	(3.27%)
Ten Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 17, 1999
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 4, 2001
2003	rr_AnnualReturn2003	38.94%
2004	rr_AnnualReturn2004	20.19%
2005	rr_AnnualReturn2005	13.66%
2006	rr_AnnualReturn2006	26.42%
2007	rr_AnnualReturn2007	11.21%
2008	rr_AnnualReturn2008	(41.27%)
2009	rr_AnnualReturn2009	28.48%
2010	rr_AnnualReturn2010	8.55%
2011	rr_AnnualReturn2011	(12.62%)
2012	rr_AnnualReturn2012	18.70%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
One Year	rr_AverageAnnualReturnYear01	18.70%
Five Years	rr_AverageAnnualReturnYear05	(3.21%)
Ten Years	rr_AverageAnnualReturnYear10	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2001
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul 20, 2007
2008	rr_AnnualReturn2008	(41.25%)
2009	rr_AnnualReturn2009	28.34%
2010	rr_AnnualReturn2010	8.47%
2011	rr_AnnualReturn2011	(12.57%)
2012	rr_AnnualReturn2012	18.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.08%)
One Year	rr_AverageAnnualReturnYear01	18.60%
Five Years	rr_AverageAnnualReturnYear05	(3.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2007
Vanguard Tax-Managed Small-Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	42.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.78% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Small-Cap Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	42.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund purchases stocks included in the Standard & Poor's SmallCap 600 Index-an index that is made up of stocks of smaller U.S. companies-in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Tax-Managed Small-Cap Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's benchmark index, which has investment characteristics similar to those of the Fund. The Fund's Investor Shares were renamed Admiral Shares on May 13, 2011. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.02% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.79% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 25, 1999
2003	rr_AnnualReturn2003	38.51%
2004	rr_AnnualReturn2004	22.84%
2005	rr_AnnualReturn2005	7.74%
2006	rr_AnnualReturn2006	14.15%
2007	rr_AnnualReturn2007	0.51%
2008	rr_AnnualReturn2008	(30.82%)
2009	rr_AnnualReturn2009	25.59%
2010	rr_AnnualReturn2010	25.99%
2011	rr_AnnualReturn2011	1.22%
2012	rr_AnnualReturn2012	16.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.79%)
One Year	rr_AverageAnnualReturnYear01	16.03%
Five Years	rr_AverageAnnualReturnYear05	5.15%
Ten Years	rr_AverageAnnualReturnYear10	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 21, 1999
2003	rr_AnnualReturn2003	38.68%
2004	rr_AnnualReturn2004	22.83%
2005	rr_AnnualReturn2005	7.82%
2006	rr_AnnualReturn2006	14.23%
2007	rr_AnnualReturn2007	0.51%
2008	rr_AnnualReturn2008	(30.77%)
2009	rr_AnnualReturn2009	25.75%
2010	rr_AnnualReturn2010	26.09%
2011	rr_AnnualReturn2011	1.26%
2012	rr_AnnualReturn2012	16.05%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.78%)
One Year	rr_AverageAnnualReturnYear01	16.05%
Five Years	rr_AverageAnnualReturnYear05	5.22%
Ten Years	rr_AverageAnnualReturnYear10	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 1999
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years	rr_AverageAnnualReturnYear10	8.21%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years	rr_AverageAnnualReturnYear10	8.21%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	1.92%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	1.92%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	1.92%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.68%
Five Years	rr_AverageAnnualReturnYear05	4.68%
Ten Years	rr_AverageAnnualReturnYear10	6.70%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.33%
Five Years	rr_AverageAnnualReturnYear05	5.14%
Ten Years	rr_AverageAnnualReturnYear10	10.45%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.33%
Five Years	rr_AverageAnnualReturnYear05	5.14%
Ten Years	rr_AverageAnnualReturnYear10	10.45%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.74%
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	4.68%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Annual Total Returns (Vanguard Tax-Managed Balanced Fund - Admiral Shares Retail) (Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Balanced Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Annual Total Return
2012	10.87%
2011	5.58%
2010	9.22%
2009	19.14%
2008	(18.32%)
2007	5.11%
2006	9.09%
2005	4.80%
2004	7.16%
2003	17.05%

Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Retail) (Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Annual Total Return
2012	16.35%
2011	1.38%
2010	16.02%
2009	29.11%
2008	(37.58%)
2007	6.11%
2006	14.44%
2005	7.56%
2004	11.77%
2003	31.80%

Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Annual Total Return
2012	16.41%
2011	1.39%
2010	16.08%
2009	29.21%
2008	(37.57%)
2007	6.13%
2006	14.49%
2005	7.61%
2004	11.78%
2003	31.87%

Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Retail) (Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Growth and Income Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Annual Total Return
2012	15.91%
2011	2.00%
2010	14.99%
2009	26.54%
2008	(37.00%)
2007	5.47%
2006	15.77%
2005	4.93%
2004	10.87%
2003	28.64%

Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Growth and Income Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Annual Total Return
2012	15.96%
2011	2.05%
2010	15.04%
2009	26.63%
2008	(36.98%)
2007	5.47%
2006	15.82%
2005	4.94%
2004	10.87%
2003	28.69%

Annual Total Returns (Vanguard Tax-Managed International Fund - Admiral Shares Retail) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Annual Total Return
2012	18.56%
2011	(12.51%)
2010	8.36%
2009	28.27%
2008	(41.27%)
2007	11.15%
2006	26.27%
2005	13.60%
2004	20.25%
2003	38.67%

Annual Total Returns (Vanguard Tax-Managed International Fund - ETF Shares ETF) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - ETF Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Annual Total Return
2012	18.60%
2011	(12.57%)
2010	8.47%
2009	28.34%
2008	(41.25%)

Annual Total Returns (Vanguard Tax-Managed International Fund - Institutional Shares Institutional) (Vanguard Tax-Managed International Fund, Vanguard Tax-Managed International Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Annual Total Return
2012	18.70%
2011	(12.62%)
2010	8.55%
2009	28.48%
2008	(41.27%)
2007	11.21%
2006	26.42%
2005	13.66%
2004	20.19%
2003	38.94%

Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund - Admiral Shares Retail) (Vanguard Tax-Managed Small-Cap Fund, Vanguard Tax-Managed Small-Cap Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Annual Total Return
2012	16.03%
2011	1.22%
2010	25.99%
2009	25.59%
2008	(30.82%)
2007	0.51%
2006	14.15%
2005	7.74%
2004	22.84%
2003	38.51%

Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Small-Cap Fund, Vanguard Tax-Managed Small-Cap Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Annual Total Return
2012	16.05%
2011	1.26%
2010	26.09%
2009	25.75%
2008	(30.77%)
2007	0.51%
2006	14.23%
2005	7.82%
2004	22.83%
2003	38.68%

(Vanguard Tax-Managed Small-Cap Fund Institutional) (Vanguard Tax-Managed Small-Cap Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%

(Vanguard Tax-Managed Small-Cap Fund Retail) (Vanguard Tax-Managed Small-Cap Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%

Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Indexes